Acquisition of subsidiaries - Fair value of significant assets acquired (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Business Combinations Disclosure [Abstract]
Customer relationship	R$ 33,477	R$ 45,922	R$ 119,466
Inventories	214,724	212,513	449,865
Purchase Contracts	0	0	8,598
Brand	0	8,764	5,930
Significant assets recognised as of acquisition date	R$ 248,201	R$ 267,199	R$ 583,859